Long Term Rehabilitation Provision (Details) - Schedule of Long Term Rehabilitation Provision - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Long Term Rehabilitation Provision [Abstract]
Asset retirement obligation provision		$ 303,000